The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2023 (Unaudited)

MEXICO - 100.19%	Shares	Value

COMMON STOCKS - 87.34%

Airlines - 1.91%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	1,814,363	$1,034,536

Airports - 4.98%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	99,300	758,038
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	69,807	814,305
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B	52,568	1,132,913
		2,705,256
Auto Parts and Equipment - 3.84%
Nemak, S.A.B. de C.V. (a)	11,794,005	2,086,798

Beverages - 15.72%
Arca Continental, S.A.B. de C.V.	500,836	4,491,107
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	357,158	4,042,468
		8,533,575
Building Materials - 10.88%
Cemex, S.A.B. de C.V. - Series CPO (a)	7,424,489	4,459,882
Grupo Cementos de Chihuahua, S.A.B. de C.V.	162,242	1,444,601
		5,904,483
Communication Services - 8.59%
America Movil, S.A.B. de C.V. (a)	5,648,565	4,665,103

Construction and Infrastructure - 1.69%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	64,184	525,391
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	69,065	394,531
		919,922
Consumer Products - 1.83%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Series A	542,000	993,572

Financial Groups - 5.78%
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	253,398	2,056,531
Regional, S.A.B. de C.V.	142,106	1,081,027
		3,137,558
Food - 3.78%
Grupo Bimbo, S.A.B. de C.V. - Series A	504,304	2,052,572

Hotels, Restaurants, and Recreation - 2.82%
Alsea, S.A.B. de C.V. (a)	340,890	1,129,556
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	200,604	400,340
		1,529,896
Mining - 3.79%
Grupo Mexico, S.A.B. de C.V. - Series B	504,100	2,055,936

Railroads - 3.80%
GMexico Transportes, S.A.B. de C.V.	526,573	1,085,916
Grupo Traxion, S.A.B. de C.V. (a)	661,594	977,584
		2,063,500
Real Estate Services - 3.32%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	575,398	1,804,163

Retail - 14.61%
El Puerto de Liverpool, S.A.B. de C.V. - Series C1	312,922	1,590,905
Grupo Comercial Chedraui, S.A. de C.V.	431,787	2,506,803
La Comer, S.A.B. de C.V. - Series UBC	414,000	825,520
Wal-Mart de Mexico, S.A.B. de C.V.	841,189	3,010,812
		7,934,040

TOTAL COMMON STOCKS (Cost $45,624,427)		47,420,910

EXCHANGE TRADED FUNDS - 2.07%
iShares NAFTRAC	414,200	1,122,514
TOTAL EXCHANGE TRADED FUNDS (Cost $1,111,881)		1,122,514

CAPITAL DEVELOPMENT CERTIFICATES - 1.59%
Atlas Discovery Trust II (a)(b)(c)(d)	300,000	861,265
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,147)		861,265

MEXICAN MUTUAL FUNDS - 0.14%
Scotiabankinverlat - Scotia Gubernamental, S.A. de C.V. S.I.I.D. (a)	279,057	73,441
TOTAL MEXICAN MUTUAL FUNDS (Cost $73,091)		73,441

REAL ESTATE INVESTMENT TRUSTS - 9.05%
Macquarie Mexico Real Estate Management, S.A. de C.V.	1,187,924	1,840,956
PLA Administradora Industrial, S. de R.L. de C.V.	1,129,754	1,833,524
Prologis Property Mexico, S.A. de C.V.	346,257	1,240,871
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,970,301)		4,915,351

UNITED STATES - 0.14%

INVESTMENT COMPANIES - 0.14%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 5.252% (e)	75,545	75,545
TOTAL INVESTMENT COMPANIES (Cost $75,545)		75,545

TOTAL UNITED STATES (Cost $75,545)

Total Investments (Cost $51,857,392) - 100.32%		54,469,026
Liabilities in Excess of Other Assets - (0.32)%		(172,413)
TOTAL NET ASSETS - 100.00%		$54,296,613

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $1,261,605, representing 2.32% of net assets.
(c)	Fair valued securities. The total market value of these securities were $1,261,605 representing 2.32% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at October 31, 2023.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2023:

	Level 1	Level 2	Level 3*	Total
Equity
Airlines	$1,034,536			$1,034,536
Airports	2,705,256			2,705,256
Auto Parts and Equipment	2,086,798			2,086,798
Beverages	8,533,575			8,533,575
Building Materials	5,904,483			5,904,483
Capital Development Certificates			861,265	861,265
Communication Services	4,665,103			4,665,103
Construction and Infrastructure	919,922			919,922
Consumer Products	993,572			993,572
Financial Groups	3,137,558			3,137,558
Food	2,052,572			2,052,572
Hotels, Restaurants, and Recreation	1,129,556		400,340	1,529,896
Mining	2,055,936			2,055,936
Railroads	2,063,500			2,063,500
Real Estate Services	1,804,163			1,804,163
Retail	7,934,040			7,934,040
Total Equity	$47,020,570	$-	$1,261,605	$48,282,175

Exchange Traded Funds	$1,122,514	$-	$-	$1,122,514

Mexican Mutual Funds	$73,441	$-	$-	$73,441

Real Estate Investment Trusts
Industrial	$4,915,351	$-	$-	$4,915,351

Short-Term Investments	$75,545	$-	$-	$75,545
Total Investments in Securities	$53,207,421	$-	$1,261,605	$54,469,026

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2023	$430,679	$2,263,261
Acquisitions	-	-
Dispositions	-	-
Realized gain	-	-
Corporate Action	-	-
Change in unrealized appreciation/(depreciation)	(30,339)	(1,401,996)
Balance as of October 31, 2023	$400,340	$861,265

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at October 31, 2023	$(30,339)	$(1,401,996)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2023:

	Fair Value October 31, 2023	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$400,340	Lower of Market Comparables or bid/ask	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	30%

Capital Development Certificates	$861,265	Market Comparables / Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	15%

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.